Stock-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 07, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	5,000,000	5,000,000
Purchase of common stock	3,000,264	3,000,264	2,556,269
Shares available for future issuances	1,997,736	1,997,736
Expiration period of Option		10 years
Percentage of vesting of stock option on completion of first and second eligible service period		12.50%
Percentage of vesting of stock option for remaining subsequent eligible service period		25.00%
Description of stock option granted		Stock options granted by the Company to employees generally vest as to 12.5% of the shares on the six-month and first anniversary of the grant date and 25% of the shares at the end of each successive three-year period until fully vested.
Weighted average grant date fair value per share of options granted		$ 2.43	$ 4.05
Dividend yield		0.00%	0.00%
Stock-based compensation expense		$ 1,846,000	$ 1,979,000
Stock-based compensation expense, non-employee stock options		81,000	43,000
Stock-based compensation expense tax benefit		0
Aggregate intrinsic value of exercisable options		0	2,000
Unrecognized share based compensation expense on unvested stock option	2,700,000	2,700,000
Unrecognized share based compensation expense on unvested stock option period of recognition	2 years 7 days
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	113,333	113,333
Purchase of common stock	43,780	43,780
Shares available for future issuances	69,553	69,553
Weighted average grant date fair value per share of options granted		$ 1.20	$ 2.04
Dividend yield		0.00%	0.00%
Percentage of common share offer price as to market price				90.00%
Stock-based compensation expense related to the ESPP		$ 28,800	$ 10,200